Related party transactions and balances Additional (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended		12 Months Ended
	Jan. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jul. 05, 2019	Jul. 01, 2019	Sep. 04, 2019	Aug. 29, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 11, 2019
Stock Options available		834,062							1,150,000
Per share										$ 2.80
Stock based compensation								$ 201,106
Common stock issued to settle liabilities								1,009,981
Common stock issued to settle deferred purchase consideration		$ 842,432	$ 196,783						$ 5,587,675
Virtual Generation bonus earnout								$ (561,351)
Chief Excutive Officer [Member]
Stock option term				10 years			10 years
Stock Options available				39,375			25,000
Per share				$ 2.96		$ 4.00	$ 2.8
Stock based compensation						$ 500,000
Stock based compensation, shares						125,000
Gold Street Capital Corp. [Member]
Common stock issued to settle liabilities, shares						15,196
Common stock issued to settle liabilities						$ 48,508
Luca Pasquini [Member]
Stock option term							10 years
Stock Options available							25,000
Per share							$ 2.80
Purchase price	$ 4,576,352
Issuance of common stock, shares		76,059						26,547
Common stock issued to settle deferred purchase consideration	300,000	$ 241,313
Purchase price paid in cash	915,270	$ 162,639
Payments on Loan	500,000
Total payments	800,000
Virtual Generation bonus earnout	561,351							$ 112,270
Gabriele Peroni [Member]
Stock option term							10 years
Stock Options available							25,000
Per share							$ 2.80
Purchase price	4,576,352
Issuance of common stock, shares								76,059
Common stock issued to settle deferred purchase consideration	300,000							$ 241,313
Purchase price paid in cash	915,270							209,107
Payments on Loan	500,000							187,720
Virtual Generation bonus earnout	$ 561,351							$ 112,270
Franco Salvagni [Member]
Stock option term							10 years
Stock Options available							25,000
Per share							$ 2.80
Beniamino Gianfelici [Member]
Stock option term							10 years
Stock Options available							25,000
Per share							$ 2.80
Mark Korb[Member]
Stock option term					7 years
Stock Options available					25,000
Per share					$ 2.72
Paul Sallwasser[Member]
Stock option term				10 years
Stock Options available				20,625
Per share				$ 2.96
Steven Sallwasser[Member]
Stock option term				10 years
Stock Options available				10,313
Per share				$ 2.96